Cover	May 23, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 23, 2022
Entity File Number	000-56184
Entity Registrant Name	PERK INTERNATIONAL, INC.
Entity Central Index Key	0001579717
Entity Tax Identification Number	46-2622704
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2375 E Camelback Rd.
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85016
City Area Code	(602)
Local Phone Number	358-7505
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false